Financial Assets and Financial Liabilities - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash at bank and on hand	$ 4,138,074	$ 29,116,835	$ 18,575,040
Cash and cash equivalents	$ 4,138,074	$ 29,116,835	$ 18,575,040	$ 11,699,066